SHIPS, PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
SHIPS, PROPERTY, PLANT AND EQUIPMENT
14	SHIPS, PROPERTY, PLANT AND EQUIPMENT

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Plant and equipment under construction	Ships	Dry- docking	Construction in progress	Freehold land and buildings	Leasehold improvements	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2017	9,676	6,423	239	486,004	14,961	773	278	653	519,007
Additions	1,181	-	-	339	4,880	-	-	31	6,431
Disposals	(340)	(218)	-	-	(3,183)	-	-	(35)	(3,776)
Transfer	245	-	(245)	-	-	-	-	-	-
Reclassified to disposal group held for sale (Note 39)	(5,876)	-	-	(27,419)	(1,983)	-	-	(734)	(36,012)
Reclassification to inventories (Note 13)	-	-	-	(37,490)	(1,766)	-	-	-	(39,256)
Effect of foreign currency exchange differences	1,008	-	6	-	168	-	29	85	1,296
Balance at 31 December 2017	5,894	6,205	-	421,434	13,077	773	307	-	447,690
Additions	88	280	-	9,980	5,760	5,611	-	-	21,719
Disposals	(296)	(1,057)	-	-	(5,353)	-	-	-	(6,706)
Acquired on acquisition of subsidiary (Note 41.2)	-	-	-	10,584	416	-	-	-	11,000
Reclassification to inventories (Note 13)	-	(57)	-	(14,160)	(986)	-	-	-	(15,203)
Effect of foreign currency exchange differences	(666)	-	-	-	-	-	(44)	-	(710)
Balance at 31 December 2018	5,020	5,371	-	427,838	12,914	6,384	263	-	457,790

Accumulated depreciation:
Balance at 1 January 2017	6,985	3,852	-	113,632	7,553	-	-	199	132,221
Depreciation	706	814	-	13,416	3,745	-	-	91	18,772
Disposals	(218)	(218)	-	-	(3,183)	-	-	(33)	(3,652)
Reclassified to disposal group held for sale (Note 39)	(2,901)	-	-	(12,119)	(969)	-	-	(300)	(16,289)
Reclassification to inventories (Note 13)	-	-	-	(10,948)	(796)	-	-	-	(11,744)
Effect of foreign currency exchange differences	691	-	-	13	175	-	-	43	922
Balance at 31 December 2017	5,263	4,448	-	103,994	6,525	-	-	-	120,230
Depreciation	179	768	-	10,520	2,807	-	-	-	14,274
Disposals	(296)	(1,057)	-	-	(4,829)	-	-	-	(6,182)
Reclassification to inventories (Note 13)	-	(57)	-	(3,203)	(183)	-	-	-	(3,443)
Effect of foreign currency exchange differences	(598)	-	-	-	-	-	-	-	(598)
Balance at 31 December 2018	4,548	4,102	-	111,311	4,320	-	-	-	124,281

Impairment:
Balance at 1 January 2017	-	-	-	82,579	-	310	-	-	82,889
Impairment losses recognised in profit or loss	-	-	-	13,116	3,387	-	-	-	16,503
Reclassification to inventories (Note 13)	-	-	-	(10,524)	-	-	-	-	(10,524)
Balance at 31 December 2017	-	-	-	85,171	3,387	310	-	-	88,868
Reclassification to inventories (Note 13)	-	-	-	(4,439)	-	-	-	-	(4,439)
Disposal	-	-	-	-	(522)	-	-	-	(522)
Balance at 31 December 2018	-	-	-	80,732	2,865	310	-	-	83,907

Carrying Amount:
At 31 December 2018	472	1,269	-	235,795	5,730	6,074	263	-	249,602
At 31 December 2017	631	1,757	-	232,269	3,165	463	307	-	238,592

Certain ships are pledged to secure bank borrowings as further discussed in Note 20.